Consolidated Schedule of Investments PIMCO Dynamic Income Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 28.3%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$3,200	$3,312
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~		1,496	1,497
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		2,200	2,212
AP Core Holdings, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		5,518	5,538
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		2,394	2,384
Asurion LLC
3.334% (LIBOR03M + 3.250%) due 07/31/2027 ~		5,291	5,219
5.334% (LIBOR03M + 5.250%) due 01/20/2029 ~		1,107	1,105
Atlantic Aviation TBD% due 07/13/2029		400	407
Bally's Corp. TBD% due 08/06/2028		1,600	1,602
BCPE Empire Holdings, Inc.
2.000% due 06/11/2026 µ		1,228	1,225
4.500% (LIBOR03M + 4.000%) due 06/11/2026 ~		2,372	2,366
Boxer Parent Co., Inc. TBD% due 02/27/2026		2,600	2,632
Caesars Resort Collection LLC
TBD% due 07/21/2025		200	200
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~		3,274	3,258
TBD% (LIBOR03M + 3.500%) due 07/21/2025 ~		1,388	1,392
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,881	1,876
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	9,159	10,614
4.750% (EUR003M + 4.750%) due 09/22/2022 «~		5,500	6,262
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		$5,875	5,920
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~		3,790	3,718
Coty, Inc. 2.333% (LIBOR03M + 2.250%) due 04/07/2025 ~		18,921	18,634
Dei Sales, Inc. 5.584% - 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~		4,869	4,833
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 07/22/2027 ~		4,000	4,008
Emerald TopCo, Inc. 3.584% - 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~		96	96
Endure Digital, Inc. 4.250% (LIBOR03M + 3.500%) due 02/10/2028 ~		4,000	3,982
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~		52,923	47,233
Excel Fitness Holdings, Inc. 6.250% (LIBOR03M + 5.250%) due 10/07/2025 «~		1,696	1,679
Fintrax International Holdings TBD% due 12/18/2026	EUR	2,200	2,550
First Student Bidco, Inc. 3.500% (LIBOR03M + 3.000%) due 07/21/2028 ~		$6,902	6,873
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 ~		9,625	9,673
Forest City Enterprises LP 3.584% (LIBOR03M + 3.500%) due 12/08/2025 ~		6,800	6,728
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		6,127	6,132
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		1,597	1,603
Gibson Brands, Inc. 5.750% (LIBOR03M + 5.000%) due 06/25/2028 «~		3,400	3,400
GIP Blue Holding TBD% due 09/29/2028 «		7,000	7,017
Grinding Media, Inc. TBD% due 09/22/2028 «		1,900	1,907
Instant Brands Holdings, Inc 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~		4,340	4,329
Intelsat Jackson Holdings S.A.
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		4,469	4,435
8.000% (PRIME + 4.750%) due 11/27/2023 ~		300	304
Jazz Financing LUX SARL
4.000% (LIBOR03M + 3.500%) due 05/05/2028 ~		4,988	5,000

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~		1,690	753
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~		109	66
LifeMiles Ltd. 6.250% (LIBOR03M + 5.250%) due 08/30/2026 ~		5,900	5,883
Mattress Firm, Inc. TBD% due 09/25/2028		6,400	6,398
Mavenir Systems, Inc. 5.250% (LIBOR03M + 4.750%) due 08/13/2028 ~		4,000	4,013
Medline Industries, Inc.
TBD% due 08/04/2022 «		18,700	18,469
TBD% due 09/20/2028		3,673	3,655
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~		259	259
MPH Acquisition Holdings LLC 4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~		7,800	7,726
Parexel International Corp.
TBD% due 08/11/2028		56	56
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(l)		5,540	5,458
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(l)	EUR	18,827	21,354
PUG LLC
3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~		$483	474
4.750% (LIBOR03M + 4.250%) due 02/12/2027 «~		1,500	1,502
Redstone Buyer LLC 8.500% (LIBOR03M + 7.750%) due 04/27/2029 ~		2,000	1,955
RegionalCare Hospital Partners Holdings, Inc. 3.835% (LIBOR03M + 3.750%) due 11/16/2025 ~		87	86
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	1,000	1,170
Rising Tide Holdings, Inc. 5.500% (LIBOR03M + 4.750%) due 06/01/2028 ~		$7,800	7,850
Royal Caribbean Cruises Ltd. TBD% due 10/12/2022		11,300	10,890
Sasol Ltd. 0.500% - 1.720% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		11,612	11,145
Scientific Games International, Inc. 2.834% (LIBOR03M + 2.750%) due 08/14/2024 ~		1,592	1,587
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		13,178	13,392
11.750% (LIBOR03M + 10.750%) due 04/28/2024 «~		33,623	33,455
Sigma Bidco BV 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	31,100	7,380
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		$1,000	1,065
Solenis
TBD% due 09/21/2028		2,600	2,601
TBD% due 09/21/2028	EUR	1,000	1,160
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~		$323	322
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~		993	1,000
Steenbok Lux Finco 2 Sa.r.l. (10.750% PIK) 10.750% (EUR003M) due 12/31/2022 ~(d)	EUR	20,031	22,171
Steenbok Lux Finco 2 Sa.r.l. (7.875% PIK) 7.875% (EUR003M) due 12/31/2022 ~(d)		8,600	10,207
Summer (BC) Holdco B S.a r.l
5.250% (LIBOR03M + 4.500%) due 12/04/2026 ~		$3,300	3,308
Surgery Center Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 08/31/2026 ~		796	798
Sylvamo Corp. TBD% due 08/18/2028 «		1,675	1,673
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		37,430	37,475
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		3,613	3,618
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		24,093	23,560
TK Elevator Midco Gmbh TBD% due 07/29/2027	EUR	4,700	5,462
U.S. Renal Care, Inc.
6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~		$4,100	4,104
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,587	2,611
Veritas Holdings, Inc 6.000% (LIBOR03M + 5.000%) due 09/01/2025 ~		5,537	5,572
Veritas US, Inc. 5.750% (EUR003M + 4.750%) due 09/01/2025 ~	EUR	1,496	1,746
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		$3,800	3,800
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (d)		30	6
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		3,718	3,738

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Worldwide Express Operations LLC 5.000% (LIBOR03M + 4.250%) due 07/26/2028 ~		1,700	1,707

Total Loan Participations and Assignments (Cost $493,200)			505,835

CORPORATE BONDS & NOTES 51.6%
BANKING & FINANCE 10.6%
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		10	14
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)(n)		184	261
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029 (n)		3,700	3,594
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (n)	EUR	2,300	2,683
2.625% due 04/28/2025 (n)		1,500	1,782
3.625% due 09/24/2024 (n)		17,246	20,901
5.375% due 01/18/2028 •(n)		4,569	4,022
8.000% due 01/22/2030 •(n)		4,529	4,230
8.500% due 09/10/2030 •(n)		2,214	2,108
10.500% due 07/23/2029 (n)		4,076	4,841
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	2,000	476
Barclays PLC
6.125% due 12/15/2025 •(j)(k)(n)		$1,400	1,551
6.375% due 12/15/2025 •(j)(k)(n)	GBP	1,050	1,563
7.125% due 06/15/2025 •(j)(k)(n)		5,200	7,865
Burford Capital Global Finance LLC 6.250% due 04/15/2028 (n)		$1,200	1,273
Claveau Re Ltd. 17.283% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		2,800	2,822
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	100	108
Credit Suisse Group AG
7.250% due 09/12/2025 •(j)(k)(n)		$400	443
7.500% due 07/17/2023 •(j)(k)(n)		1,200	1,286
Curo Group Holdings Corp. 7.500% due 08/01/2028 (n)		600	607
Enact Holdings, Inc. 6.500% due 08/15/2025 (n)		1,300	1,421
FloodSmart Re Ltd.
13.033% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		2,194	2,095
16.783% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		627	596
Ford Motor Credit Co. LLC
2.330% due 11/25/2025 (n)	EUR	300	358
2.386% due 02/17/2026 (n)		400	478
4.389% due 01/08/2026 (n)		$200	213
5.125% due 06/16/2025 (n)		200	217
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028 (n)		2,300	2,318
6.500% due 10/01/2025 (n)		1,013	1,044
Freedom Mortgage Corp. 6.625% due 01/15/2027 (n)		2,700	2,629
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		200	170
3.625% due 09/30/2030		200	172
4.950% due 11/07/2047		200	174
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (n)		7,000	7,202
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	59	81
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (n)		$3,400	3,625
4.500% due 09/01/2026 (n)		200	218
4.500% due 01/15/2028 (n)		200	219
4.625% due 06/15/2025 (n)		100	108
5.750% due 02/01/2027 (n)		300	345
National Health Investors, Inc. 3.000% due 02/01/2031 (n)		200	195
Natwest Group PLC
6.000% due 12/29/2025 •(j)(k)(n)		2,800	3,141
8.000% due 08/10/2025 •(j)(k)(n)		5,775	6,829
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		10,200	13,187
PRA Group, Inc. 7.375% due 09/01/2025 (n)		1,300	1,393
Preferred Term Securities Ltd. 0.496% (US0003M + 0.380%) due 09/23/2035 ~		117	115
Sitka Holdings LLC 5.250% due 07/06/2026 •		3,594	3,648
Tesco Property Finance PLC 6.052% due 10/13/2039 (n)	GBP	2,879	5,074
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)		$32,800	10,244

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Unique Pub Finance Co. PLC 5.659% due 06/30/2027 (n)	GBP	273	417
Uniti Group LP
6.000% due 01/15/2030 (c)		$17,072	16,965
6.500% due 02/15/2029 (n)		6,675	6,875
7.125% due 12/15/2024 (n)		6,874	7,029
7.875% due 02/15/2025 (n)		19,288	20,404
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		8,825	8,108

			189,737

INDUSTRIALS 33.0%
21Vianet Group, Inc. 7.875% due 10/15/2021 (n)		200	200
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028 (n)		1,200	1,252
Air Canada
3.875% due 08/15/2026 (n)		900	909
4.625% due 08/15/2029	CAD	700	554
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (n)		$937	1,014
Altice Financing S.A.
4.250% due 08/15/2029 (n)	EUR	1,908	2,173
5.750% due 08/15/2029 (n)		$8,252	8,004
Altice France S.A. 5.500% due 10/15/2029 (c)		6,000	5,947
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (n)		251	254
3.700% due 04/01/2028 (n)		846	864
American Airlines, Inc. 5.500% due 04/20/2026 (n)		500	526
Associated Materials LLC 9.000% due 09/01/2025 (n)		6,327	6,700
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(n)		243	184
Boeing Co.
5.705% due 05/01/2040 (n)		2,573	3,274
5.805% due 05/01/2050 (n)		1,715	2,290
5.930% due 05/01/2060 (n)		2,812	3,849
Bombardier, Inc.
6.000% due 02/15/2028 (n)		10,441	10,573
7.125% due 06/15/2026 (n)		8,432	8,864
7.500% due 12/01/2024 (n)		4,026	4,192
7.500% due 03/15/2025 (n)		5,228	5,346
7.875% due 04/15/2027 (n)		6,482	6,728
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(l)		2,483	2
11.000% due 12/09/2022 ^(e)		5,598	2,855
Callon Petroleum Co. 8.000% due 08/01/2028 (n)		2,600	2,572
Carnival Corp. 10.500% due 02/01/2026 (n)		100	116
Carvana Co. 4.875% due 09/01/2029 (n)		2,900	2,875
CCO Holdings LLC
4.250% due 02/01/2031 (n)		1,174	1,196
4.250% due 01/15/2034 (n)		3,600	3,571
CGG S.A.
7.750% due 04/01/2027 (n)	EUR	13,373	15,787
8.750% due 04/01/2027 (n)		$18,182	18,326
Community Health Systems, Inc.
6.625% due 02/15/2025 (n)		4,650	4,871
8.000% due 03/15/2026 (n)		1,328	1,410
Coty, Inc.
4.000% due 04/15/2023 (n)	EUR	100	117
5.000% due 04/15/2026 (n)		$5,357	5,479
Delta Air Lines, Inc. 7.375% due 01/15/2026 (n)		1,010	1,190
Deluxe Corp. 8.000% due 06/01/2029 (n)		7,100	7,428
Dufry One BV
2.000% due 02/15/2027 (n)	EUR	5,456	6,039
3.625% due 04/15/2026 (n)	CHF	3,000	3,235
Endure Digital, Inc. 6.000% due 02/15/2029 (n)		$3,800	3,616
Envision Healthcare Corp. 8.750% due 10/15/2026 (n)		7,996	6,507
Exela Intermediate LLC 10.000% due 07/15/2023 (n)		267	207
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		3,502	3,550
6.875% due 03/01/2026 (n)		2,482	2,584
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		8,520	8,786

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,969	2,709
Full House Resorts, Inc. 8.250% due 02/15/2028 (n)		$3,262	3,511
Garda World Security Corp. 6.000% due 06/01/2029 (n)		1,400	1,374
Global Medical Response, Inc. 6.500% due 10/01/2025 (n)		3,000	3,105
Grifols Escrow Issuer S.A. 3.875% due 10/15/2028 (c)	EUR	2,800	3,286
Guara Norte SARL 5.198% due 06/15/2034 (n)		$9,359	9,421
iHeartCommunications, Inc. 6.375% due 05/01/2026 (n)		3,168	3,346
Innophos Holdings, Inc. 9.375% due 02/15/2028 (n)		369	399
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		434	115
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(n)		26,054	14,572
8.000% due 02/15/2024		295	303
8.500% due 10/15/2024 ^(e)(n)		21,036	12,026
9.750% due 07/15/2025 ^(e)(n)		15,493	8,437
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(e)(n)		8,785	77
Jaguar Land Rover Automotive PLC
4.500% due 01/15/2026 (n)	EUR	4,100	4,820
5.875% due 01/15/2028 (n)		$2,000	2,011
6.875% due 11/15/2026 (n)	EUR	1,000	1,293
7.750% due 10/15/2025 (n)		$700	756
Kleopatra Holdings 2 S.C.A. 6.500% due 09/01/2026 (n)	EUR	200	219
Level 3 Financing, Inc.
3.625% due 01/15/2029 (n)		$5,128	4,974
3.875% due 11/15/2029 (n)		100	107
Leviathan Bond Ltd.
6.500% due 06/30/2027 (n)		400	441
6.750% due 06/30/2030 (n)		200	222
Match Group Holdings LLC 3.625% due 10/01/2031 (c)		2,700	2,671
Melco Resorts Finance Ltd. 5.750% due 07/21/2028 (n)		9,700	9,934
MGM China Holdings Ltd. 4.750% due 02/01/2027 (n)		1,000	985
MGM Resorts International 4.750% due 10/15/2028 (n)		2,700	2,849
Midas OpCo Holdings LLC 5.625% due 08/15/2029 (n)		2,700	2,797
Mileage Plus Holdings LLC 6.500% due 06/20/2027		100	109
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (n)		2,000	2,087
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (c)		3,674	3,674
5.250% due 10/01/2029 (c)		2,826	2,826
MPH Acquisition Holdings LLC 5.500% due 09/01/2028 (n)		3,700	3,695
NCL Corp. Ltd. 10.250% due 02/01/2026 (n)		12,139	13,950
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (n)		400	450
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		150	166
Norfolk Southern Corp. 4.100% due 05/15/2121		100	113
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028 (c)	EUR	1,100	1,277
4.250% due 10/01/2028 (c)(n)		$1,100	1,085
5.375% due 10/01/2029 (c)	EUR	1,700	1,957
6.250% due 10/01/2029 (c)(n)		$400	397
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025 (n)		128	135
PeaceHealth Obligated Group 3.218% due 11/15/2050 (n)		200	207
Petroleos Mexicanos
5.350% due 02/12/2028 (n)		1,716	1,694
5.950% due 01/28/2031 (n)		9,959	9,667
6.490% due 01/23/2027 (n)		200	212
6.500% due 03/13/2027 (n)		3,176	3,359
6.500% due 01/23/2029 (n)		11,278	11,610
6.625% due 06/15/2035 (n)		3,900	3,706
6.750% due 09/21/2047 (n)		2,720	2,376
6.840% due 01/23/2030 (n)		9,688	10,020
6.950% due 01/28/2060 (n)		780	683
7.690% due 01/23/2050 (n)		330	313

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Petrorio Luxembourg SARL 6.125% due 06/09/2026 (n)		4,380	4,417
Premier Entertainment Sub LLC
5.625% due 09/01/2029 (n)		1,594	1,612
5.875% due 09/01/2031 (n)		2,705	2,737
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		2,200	2,362
Prosus NV
2.031% due 08/03/2032 (n)	EUR	500	578
3.832% due 02/08/2051 (n)		$7,500	6,840
4.027% due 08/03/2050 (n)		2,700	2,535
QVC, Inc. 5.950% due 03/15/2043 (n)		1,314	1,382
Rockcliff Energy LLC 5.500% due 10/15/2029 (c)		400	407
Rolls-Royce PLC
3.375% due 06/18/2026 (n)	GBP	100	136
3.625% due 10/14/2025 (n)		$600	608
4.625% due 02/16/2026 (n)	EUR	1,300	1,672
5.750% due 10/15/2027 (n)	GBP	2,100	3,152
5.750% due 10/15/2027 (n)		$700	774
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (n)		400	435
11.500% due 06/01/2025 (n)		1,372	1,567
Sabre GLBL, Inc. 7.375% due 09/01/2025 (n)		1,000	1,067
Schenck Process Holding GmbH 6.875% due 06/15/2023 (n)	EUR	2,140	2,502
Seagate HDD Cayman 4.091% due 06/01/2029		$2,100	2,209
Sirius XM Radio, Inc. 3.875% due 09/01/2031 (n)		2,700	2,641
Spirit AeroSystems, Inc. 4.600% due 06/15/2028 (n)		1,400	1,391
Studio City Finance Ltd.
5.000% due 01/15/2029		200	185
6.000% due 07/15/2025 (n)		3,200	3,172
6.500% due 01/15/2028 (n)		3,000	2,947
Tasty Bondco 1 S.A. 6.250% due 05/15/2026 (n)	EUR	900	994
Tempur Sealy International, Inc. 3.875% due 10/15/2031 (n)		$2,300	2,306
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (n)		170	171
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	200	251
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		$5,379	5,824
5.750% due 09/30/2039 (n)		26,696	32,119
TransDigm, Inc. 5.500% due 11/15/2027		88	91
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		269	270
Transocean, Inc.
7.250% due 11/01/2025 (n)		243	203
7.500% due 01/15/2026		70	57
8.000% due 02/01/2027 (n)		195	154
Triumph Group, Inc. 6.250% due 09/15/2024 (n)		134	134
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (n)		7,189	7,650
Uber Technologies, Inc.
4.500% due 08/15/2029 (n)		6,900	6,960
6.250% due 01/15/2028 (n)		2,100	2,255
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (n)		500	538
United Airlines Pass-Through Trust
4.875% due 07/15/2027 (n)		2,242	2,378
5.875% due 04/15/2029 (n)		93	104
United Airlines, Inc. 4.375% due 04/15/2026 (n)		500	514
United Group BV 4.875% due 07/01/2024 (n)	EUR	200	235
Univision Communications, Inc. 5.125% due 02/15/2025 (n)		$1,747	1,775
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)		43	45
Vale Overseas Ltd.
6.875% due 11/21/2036 (n)		333	444
6.875% due 11/10/2039 (n)		110	149
Vale S.A. 2.762% due 12/29/2049 «~(j)	BRL	270,000	27,482
Veritas U.S., Inc. 7.500% due 09/01/2025 (n)		$3,018	3,142
Victors Merger Corp. 6.375% due 05/15/2029 (n)		3,000	2,877

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		6,089	7,018
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (n)		11,700	11,721
VOC Escrow Ltd. 5.000% due 02/15/2028 (n)		300	296
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		26,463	27,681
Wolverine Escrow LLC
8.500% due 11/15/2024 (n)		30,756	28,642
9.000% due 11/15/2026 (n)		12,137	11,227
Wynn Las Vegas LLC
5.250% due 05/15/2027 (n)		4,200	4,248
5.500% due 03/01/2025 (n)		2,900	2,962
Wynn Macau Ltd.
4.875% due 10/01/2024 (n)		200	195
5.125% due 12/15/2029 (n)		800	753
5.500% due 01/15/2026 (n)		400	388
5.500% due 10/01/2027 (n)		500	478
5.625% due 08/26/2028 (n)		600	572

			591,175

UTILITIES 8.0%
AT&T, Inc.
3.100% due 02/01/2043 (n)		3,300	3,170
3.300% due 02/01/2052 (n)		3,300	3,203
3.500% due 06/01/2041 (n)		1,739	1,788
3.500% due 02/01/2061 (n)		2,300	2,206
3.650% due 06/01/2051 (n)		1,553	1,586
3.850% due 06/01/2060 (n)		1,295	1,342
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (d)(n)		15,159	9,319
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (n)		14,400	14,899
FEL Energy SARL 5.750% due 12/01/2040 (n)		5,073	5,315
Genesis Energy LP
6.500% due 10/01/2025 (n)		1,600	1,594
8.000% due 01/15/2027 (n)		1,100	1,115
Lumen Technologies, Inc. 4.000% due 02/15/2027 (n)		222	227
NGD Holdings BV 6.750% due 12/31/2026 (n)		893	868
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(n)		3,276	3,243
Oi S.A. 10.000% due 07/27/2025 (n)		11,740	11,035
Pacific Gas & Electric Co.
3.300% due 03/15/2027 ^(n)		1,447	1,503
3.450% due 07/01/2025 (n)		3,237	3,382
3.750% due 08/15/2042 ^(n)		58	53
3.950% due 12/01/2047 ^(n)		500	482
4.000% due 12/01/2046 ^		4	4
4.300% due 03/15/2045 ^(n)		433	428
4.450% due 04/15/2042 ^(n)		1,774	1,771
4.500% due 07/01/2040 (n)		3,911	3,998
4.500% due 12/15/2041 ^(n)		534	524
4.550% due 07/01/2030 (n)		10,202	11,040
4.600% due 06/15/2043 ^(n)		107	107
4.750% due 02/15/2044 ^(n)		18,488	18,860
4.950% due 07/01/2050 (n)		10,191	10,861
Peru LNG SRL 5.375% due 03/22/2030 (n)		11,488	9,327
Petrobras Global Finance BV
6.625% due 01/16/2034 (n)	GBP	700	1,092
6.750% due 06/03/2050 (n)		$5,986	6,516
6.850% due 06/05/2115 (n)		5,790	5,981
7.250% due 03/17/2044 (n)		612	708
Rio Oil Finance Trust
8.200% due 04/06/2028 (n)		311	360
9.250% due 07/06/2024 (n)		3,221	3,538
9.750% due 01/06/2027 (n)		1,826	2,151
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (n)		320	319

			143,915

Total Corporate Bonds & Notes (Cost $922,806)			924,827

CONVERTIBLE BONDS & NOTES 1.4%
BANKING & FINANCE 0.6%
Corestate Capital Holding S.A. 1.375% due 11/28/2022 (n)	EUR	1,800	1,923

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	1,000	1,153
PennyMac Corp. 5.500% due 03/15/2026 (n)		$7,700	7,919

			10,995

INDUSTRIALS 0.8%
21Vianet Group, Inc. 0.000% due 02/01/2026 (h)		6,900	5,751
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		10,500	8,962

			14,713

Total Convertible Bonds & Notes (Cost $26,593)			25,708

MUNICIPAL BONDS & NOTES 1.8%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		129	146
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		50	64

			210

PUERTO RICO 1.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)		11,700	10,121
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 1.000% due 01/01/2045 ^(e)		13,000	12,187

			22,308

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		95,900	10,397

Total Municipal Bonds & Notes (Cost $29,376)			32,915

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
3.500% due 06/25/2050 (a)(n)		5,610	874
5.834% due 07/25/2041 •(a)(n)		2,724	446
5.836% due 07/25/2029 •(n)		2,460	2,695
5.984% due 10/25/2040 •(a)(n)		3,437	422
6.264% due 12/25/2037 •(a)		99	18
6.434% due 09/25/2037 •(a)(n)		471	82
6.514% due 03/25/2040 •(a)(n)		2,899	357
6.564% due 11/25/2036 •(a)		60	9
6.634% due 06/25/2037 •(a)		253	39
6.894% due 03/25/2038 •(a)(n)		1,120	215
6.914% due 02/25/2038 •(a)(n)		671	138
7.014% due 06/25/2023 •(a)(n)		259	12
12.182% due 01/25/2041 •(n)		4,972	6,511
Freddie Mac
0.000% due 02/25/2046 (b)(h)		5,168	4,341
0.100% due 02/25/2046 (a)		5,169	1
0.700% due 11/25/2055 ~(a)(n)		81,318	5,472
2.079% due 11/25/2045 ~(a)(n)		23,213	2,577
3.000% due 06/25/2050 (a)(n)		13,892	1,886
3.500% due 07/25/2050 (a)(n)		12,331	2,181
5.000% due 05/25/2048 (a)(n)		11,171	1,533
5.236% due 10/25/2029 •(n)		2,350	2,572
6.326% due 05/15/2037 •(a)		105	16
6.386% due 07/15/2036 •(a)(n)		1,419	256
6.496% due 09/15/2036 •(a)(n)		499	95
6.616% due 04/15/2036 •(a)(n)		428	59
7.696% due 09/15/2036 •(a)(n)		827	186
9.086% due 03/25/2029 •		2,087	2,286
10.586% due 10/25/2028 •		495	575
10.836% due 03/25/2025 •		2,166	2,239
14.292% due 09/15/2041 •(n)		602	871
16.666% due 09/15/2034 •		3	3

Total U.S. Government Agencies (Cost $38,924)			38,967

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.8%
Alba PLC 0.330% due 12/15/2038 •(n)	GBP	6,206	7,829
American Home Mortgage Assets Trust
0.626% due 11/25/2035 •		$900	898
0.666% due 08/25/2037 ^•(n)		10,672	10,294

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

American Home Mortgage Investment Trust
0.686% due 09/25/2045 •	3,460	3,205
0.986% due 02/25/2044 •(n)	9,739	9,377
BAMLL Commercial Mortgage Securities Trust 2.234% due 03/15/2037 •(n)	2,919	2,804
Banc of America Alternative Loan Trust
6.000% due 06/25/2037	137	135
6.000% due 06/25/2046	63	62
Banc of America Funding Corp. 0.406% due 05/26/2036 ~	5,985	5,445
Banc of America Funding Trust
0.000% due 06/26/2035 ~	2,480	2,394
0.299% due 08/25/2047 ^~	2,895	2,503
0.507% due 04/20/2047 ^•	6,623	6,571
0.763% due 02/20/2035 •	4,496	4,663
2.818% due 01/25/2035 ~	160	167
2.959% due 03/20/2036 ^~	742	742
3.162% due 01/20/2047 ^~	111	109
6.619% due 07/26/2036 ~	9,687	4,410
Banc of America Mortgage Trust
2.372% due 10/20/2046 ^~	94	66
3.036% due 01/25/2036 ~	223	219
BCAP LLC Trust
1.873% due 07/26/2045 ~(n)	4,530	4,474
2.607% due 07/26/2035 ~	888	784
2.838% due 11/26/2035 ~	3,232	3,115
2.963% due 02/26/2036 ~	3,966	3,096
3.010% due 06/26/2036 ~	2,726	2,499
3.069% due 04/26/2037 ~(n)	7,615	6,850
5.500% due 12/26/2035 ~	4,551	3,591
6.000% due 08/26/2037 ~	2,454	2,324
Bear Stearns Adjustable Rate Mortgage Trust 3.291% due 06/25/2047 ^~	1,879	1,891
Bear Stearns ALT-A Trust
0.486% due 02/25/2034 •(n)	3,418	3,346
2.927% due 09/25/2035 ^~(n)	5,418	3,104
3.001% due 11/25/2035 ^~(n)	12,178	9,090
Beneria Cowen & Pritzer Collateral Funding Corp. 3.722% due 06/15/2038 •(n)	4,000	3,987
BX Commercial Mortgage Trust 3.234% due 07/15/2034 •(n)	13,099	13,152
CD Mortgage Trust 5.688% due 10/15/2048	437	431
Chase Mortgage Finance Trust
2.831% due 01/25/2036 ^~	4,519	4,196
3.003% due 03/25/2037 ^~	1,258	1,275
Citigroup Commercial Mortgage Trust 5.697% due 12/10/2049 ~	257	137
Citigroup Mortgage Loan Trust
2.520% due 03/25/2036 ^•	152	152
2.788% due 02/25/2036 ~	7,865	7,585
3.119% due 10/25/2035 ^~	1,530	1,565
3.124% due 09/25/2037 ^~	2,977	2,973
Commercial Mortgage Loan Trust 6.171% due 12/10/2049 ~	6,014	2,797
Countrywide Alternative Loan Trust
0.336% due 06/25/2037 •	7,730	6,250
0.466% due 09/25/2046 ^•(n)	7,246	6,940
0.801% due 12/25/2035 ~(a)	8,971	305
1.546% due 11/25/2035 •(n)	9,974	9,940
1.713% due 12/25/2035 ~(a)	4,038	229
2.731% due 06/25/2037 ^~	111	101
5.500% due 07/25/2035 ^	858	647
5.500% due 11/25/2035 ^	387	300
5.500% due 01/25/2036 ^	81	82
5.500% due 04/25/2037 ^(n)	1,778	1,279
5.750% due 01/25/2036	151	114
5.750% due 01/25/2037 ^(n)	9,045	6,989
5.750% due 04/25/2037 ^	1,317	1,308
6.000% due 08/25/2036 ^	270	212
6.000% due 11/25/2036 ^	245	190
6.000% due 12/25/2036	158	96
6.000% due 01/25/2037 ^	1,067	922
6.000% due 02/25/2037 ^	827	451
6.000% due 03/25/2037 ^	11,356	6,466
6.000% due 04/25/2037 ^	5,239	3,252
6.000% due 09/25/2037 (n)	8,067	4,237
7.064% due 07/25/2036 •(a)	7,892	2,701
38.484% due 05/25/2037 ^•	737	1,261
Countrywide Home Loan Mortgage Pass-Through Trust
0.686% due 03/25/2035 •	148	121
0.766% due 03/25/2036 •	566	367
1.956% due 03/25/2046 ^•	5,162	3,378
2.742% due 11/20/2035 ~(n)	7,485	6,969
3.192% due 06/25/2047 ^~	1,827	1,916
5.000% due 11/25/2035 ^	25	18

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

5.500% due 12/25/2034		62	65
5.500% due 11/25/2035 ^		30	23
6.000% due 07/25/2037 ^		175	123
6.000% due 08/25/2037		3,576	2,432
6.000% due 08/25/2037 ^		2	1
Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~		17	42
Credit Suisse Mortgage Capital Certificates
2.193% due 06/25/2036 ~		4,928	4,956
2.847% due 02/27/2047 ~		37,290	19,503
2.982% due 04/26/2035 ~		9,822	9,756
3.096% due 07/26/2037 ~(n)		7,255	6,736
7.000% due 08/26/2036		14,458	4,597
7.000% due 08/27/2036		3,053	1,708
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.396% due 04/25/2036 þ		5,405	3,737
Credit Suisse Mortgage Capital Trust
2.984% due 07/15/2038 •(n)		5,800	5,818
3.984% due 07/15/2038 •(n)		5,000	5,020
6.500% due 07/26/2036 ^		10,941	4,085
Debussy DTC PLC
5.930% due 07/12/2025 (n)	GBP	463	607
8.250% due 07/12/2025		5,000	1,964
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2021 ^		$69	57
Dilosk RMBS DAC 2.705% due 12/20/2057 •	EUR	1,100	1,278
Dssv S.a.r.l. 3.000% due 10/15/2024 «•		12,213	13,994
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	1,659
1.317% (BP0003M + 1.250%) due 06/13/2045 ~(n)		5,341	6,900
1.817% (BP0003M + 1.750%) due 06/13/2045 ~		3,294	4,151
3.567% (BP0003M + 3.500%) due 06/13/2045 ~		1,178	1,595
Extended Stay America Trust 3.784% due 07/15/2038 •(n)		$15,022	15,246
First Horizon Alternative Mortgage Securities Trust
2.314% due 08/25/2035 ^~		448	68
7.014% due 11/25/2036 •(a)		857	260
First Horizon Mortgage Pass-Through Trust 5.500% due 08/25/2037 ^		272	168
Freddie Mac
3.400% due 09/25/2041 •		2,200	2,209
4.800% due 01/25/2051 •		600	616
4.850% due 10/25/2050 •(n)		2,500	2,676
6.300% due 09/25/2041 •		1,800	1,820
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	8,169	8,778
GreenPoint Mortgage Funding Trust 0.286% due 12/25/2046 ^•(n)		$3,311	3,231
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(n)		9,500	9,353
4.744% due 10/10/2032 ~		1,700	1,650
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(h)		63	63
0.000% due 07/25/2059 ~(a)		57,373	285
0.090% due 07/25/2059 ~(a)		52,075	156
3.817% due 07/25/2059 ~(n)		1,848	1,843
3.817% due 07/25/2059 ~		7,952	7,453
GSR Mortgage Loan Trust
2.417% due 11/25/2035 ~		133	92
6.500% due 08/25/2036 ^•		656	337
HarborView Mortgage Loan Trust
0.567% due 03/19/2036 ^•(n)		9,065	9,098
0.587% due 01/19/2036 •		5,410	3,886
1.062% due 06/20/2035 •(n)		5,692	5,669
1.437% due 06/20/2035 •		1,314	1,259
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	1,156	1,244
Impac CMB Trust 0.806% due 10/25/2034 •		$94	92
Impac Secured Assets Trust 0.196% due 05/25/2037 ^•		4	4
IndyMac Mortgage Loan Trust
0.336% due 02/25/2037 •(n)		2,684	2,151
0.386% due 07/25/2036 •		407	327
0.486% due 11/25/2046 •(n)		4,123	4,163
2.829% due 03/25/2037 ~		22	22
2.914% due 06/25/2037 ^~		3,327	2,731
3.099% due 02/25/2035 ~		229	231
JP Morgan Alternative Loan Trust
0.486% due 06/25/2037 •(n)		25,005	12,829
2.586% due 11/25/2036 ^~(n)		188	187
6.460% due 12/25/2036 ^þ		4,304	4,327
JP Morgan Chase Commercial Mortgage Securities Trust 1.156% due 06/15/2045 ~(a)		16,354	61

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

JP Morgan Mortgage Trust
2.554% due 10/25/2036 ~		432	361
3.225% due 06/25/2037 ^~		2,308	2,087
Lansdowne Mortgage Securities PLC 0.000% due 06/15/2045 •	EUR	800	733
Lavender Trust 6.000% due 11/26/2036 (n)		$8,547	8,707
LB-UBS Commercial Mortgage Trust 0.253% due 02/15/2040 ~(a)		3,852	0
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		654	649
6.000% due 09/25/2036 ^		444	364
6.500% due 09/25/2037 ^		3,164	1,587
7.250% due 09/25/2037 ^(n)		31,199	12,415
Lehman XS Trust
0.646% due 07/25/2037 •(n)		22,480	17,127
1.086% due 07/25/2047 •		3,420	3,109
MASTR Adjustable Rate Mortgages Trust
0.486% due 05/25/2047 •		12,455	15,136
0.766% due 05/25/2047 ^•		4,148	5,148
MASTR Alternative Loan Trust
0.436% due 03/25/2036 •		20,068	1,482
0.486% due 03/25/2036 ^•		26,525	2,012
Merrill Lynch Mortgage Investors Trust 2.704% due 05/25/2036 ~		2,838	2,868
MFA Trust 4.039% due 04/25/2065 ~(n)		14,456	14,705
Morgan Stanley Re-REMIC Trust
2.662% due 09/26/2035 ~(n)		1,379	1,484
2.681% due 07/26/2035 ~		10,178	10,313
6.000% due 04/26/2036 (n)		7,969	8,612
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 «		1,482	1,459
Natixis Commercial Mortgage Securities Trust
3.084% due 11/15/2034 •(n)		1,280	1,271
4.084% due 11/15/2034 •		555	546
New York Mortgage Trust 3.558% due 08/25/2061 þ		1,000	999
Newgate Funding PLC
0.270% due 12/15/2050 •	GBP	51	65
0.706% due 12/15/2050 •(n)	EUR	1,374	1,545
0.956% due 12/15/2050 •(n)		2,624	2,914
1.320% due 12/15/2050 •	GBP	68	89
Nomura Resecuritization Trust 5.215% due 09/26/2035 ~		$3,968	3,930
NovaStar Mortgage Funding Trust 0.415% due 09/25/2046 •(n)		257	253
PMT Credit Risk Transfer Trust 2.996% due 02/27/2024 •(n)		7,160	7,319
PRET LLC 3.967% due 09/25/2051 «þ		3,900	3,896
RBSSP Resecuritization Trust
1.964% due 07/26/2045 ~(n)		20,023	20,085
2.789% due 05/26/2037 ~		3,602	2,771
6.000% due 03/26/2036 ^~		3,950	2,890
Residential Accredit Loans, Inc. Trust
0.276% due 05/25/2037 •(n)		9,437	9,147
0.446% due 07/25/2036 ^•		7,857	4,178
1.092% due 01/25/2046 ^•		3,616	3,390
5.377% due 01/25/2036 ~		154	145
6.000% due 08/25/2035 ^		519	511
6.000% due 06/25/2036		194	186
6.000% due 09/25/2036 ^		3,565	2,237
7.000% due 10/25/2037 (n)		5,944	5,810
Residential Asset Securitization Trust
5.500% due 07/25/2035		629	504
6.250% due 08/25/2037 ^		4,127	1,617
Residential Funding Mortgage Securities, Inc. Trust
5.193% due 08/25/2036 ^~		212	166
5.850% due 11/25/2035 ^		84	83
6.000% due 04/25/2037 ^		569	558
RiverView HECM Trust 0.580% due 05/25/2047 •		4,175	3,940
Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~		2,400	2,515
4.250% due 09/25/2060		1,500	1,572
5.607% due 11/25/2059 ~		5,185	3,133
13.612% due 11/25/2060 ~		1,200	1,121
15.285% due 09/25/2060 ~		1,600	1,523
Sequoia Mortgage Trust
0.827% due 07/20/2036 •		172	4
1.287% due 10/20/2027 •		491	477
SG Commercial Mortgage Securities Trust 4.660% due 02/15/2041 ~(n)		9,000	9,333
Structured Adjustable Rate Mortgage Loan Trust
3.006% due 02/25/2037 ^~(n)		7,092	5,965

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

3.066% due 04/25/2047 ~		1,313	832
3.187% due 08/25/2036 ~		2,521	974
Structured Asset Mortgage Investments Trust
0.426% due 03/25/2037 ^•		1,008	331
0.466% due 07/25/2046 ^•(n)		10,487	9,195
2.743% due 02/25/2036 ~		3,299	2,112
STWD Mortgage Trust
3.084% due 04/15/2034 •(n)		9,724	9,765
4.084% due 04/15/2034 •		6,612	6,640
SunTrust Alternative Loan Trust 7.064% due 04/25/2036 ^•(a)		4,151	1,192
TBW Mortgage-Backed Trust 6.500% due 07/25/2036 (n)		18,539	6,636
TDA Mixto Fondo de Titulizacion de Activos 0.000% due 10/28/2050 •	EUR	9,096	6,190
VNDO Mortgage Trust 4.033% due 01/10/2035 ~(n)		$5,000	5,124
WaMu Mortgage Pass-Through Certificates Trust
0.842% due 06/25/2047 ^•		1,959	1,622
0.902% due 07/25/2047 •(n)		13,957	12,723
0.926% due 06/25/2044 •(n)		120	119
0.972% due 10/25/2046 ^•		261	252
1.513% due 07/25/2047 ^•		527	502
3.093% due 02/25/2037 ^~		255	255
3.287% due 03/25/2037 ^~		2,180	2,209
Washington Mutual Mortgage Pass-Through Certificates Trust
0.326% due 01/25/2047 ^•(n)		7,559	7,772
0.686% due 07/25/2036 ^•		4,166	2,747
6.000% due 04/25/2037 ^		1,824	1,814
Wells Fargo Alternative Loan Trust
2.573% due 07/25/2037 ^~		2,181	2,024
5.750% due 07/25/2037 ^		236	240
Wells Fargo Mortgage Loan Trust 2.800% due 04/27/2036 ~(n)		5,406	4,976
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/2037 ^		85	85
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(n)		10,100	10,024

Total Non-Agency Mortgage-Backed Securities (Cost $657,910)			730,141

ASSET-BACKED SECURITIES 25.1%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(n)		7,171	7,307
ACE Securities Corp. Home Equity Loan Trust 1.046% due 08/25/2035 •		4,964	3,527
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.186% due 09/25/2034 •		740	773
Alkali Europe S.a.r.l. 3.800% due 07/15/2022 «•	EUR	6,986	8,052
Asset-Backed Funding Certificates Trust 1.136% due 03/25/2034 ^•		$610	606
Bear Stearns Asset-Backed Securities Trust 2.741% due 10/25/2036 ~		2,836	1,879
Citigroup Mortgage Loan Trust
0.246% due 12/25/2036 •(n)		13,742	9,302
0.306% due 12/25/2036 •(n)		10,307	5,399
0.786% due 11/25/2046 •		2,100	2,018
4.861% due 03/25/2036 ^þ		1,618	981
6.352% due 05/25/2036 ^þ		410	205
Conseco Finance Corp.
7.060% due 02/01/2031 ~		2,857	2,791
7.500% due 03/01/2030 ~		6,817	3,753
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~		4,662	1,743
8.850% due 12/01/2030 ~		5,630	1,724
9.163% due 03/01/2033 ~		7,270	6,971
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,456
Coronado CDO Ltd.
1.616% due 09/04/2038 •		$8,153	4,478
6.000% due 09/04/2038		1,254	950
Countrywide Asset-Backed Certificates
0.286% due 06/25/2037 ^•(n)		7,022	7,398
0.346% due 12/25/2036 ^•(n)		9,992	9,964
0.346% due 01/25/2046 ^•(n)		35,233	32,110
4.164% due 02/25/2036 ~(n)		9	9
Countrywide Asset-Backed Certificates Trust
0.326% due 03/25/2047 ^•(n)		7,655	7,194
2.111% due 11/25/2035 •		3,077	2,008
5.859% due 10/25/2046 ^~		1,054	1,079
Countrywide Home Equity Loan Trust 5.657% due 03/25/2034 ~		1	1
Credit-Based Asset Servicing & Securitization CBO Corp. 0.368% due 09/06/2041 •		27,234	894

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC 6.250% due 10/25/2036 þ	2,308	2,333
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^	2,750	2,431
Duke Funding Ltd. 0.635% due 04/08/2039 •	7,676	1,010
ECAF Ltd. 4.947% due 06/15/2040	1,978	1,895
EMC Mortgage Loan Trust 3.461% due 04/25/2042 •	2,177	2,180
Flagship Credit Auto Trust 0.000% due 12/15/2027 «(h)	9	2,620
Glacier Funding CDO Ltd. 0.394% due 08/04/2035 •	9,650	1,728
GMAC Mortgage Corp. Home Equity Loan Trust 6.749% due 12/25/2037 þ	1,262	1,325
GSAMP Trust 1.961% due 06/25/2034 •(n)	1,253	1,299
Hout Bay Corp.
1.627% due 07/05/2041 •	36,404	7,576
1.827% due 07/05/2041 •	4,871	531
1.957% due 07/05/2041 •	1,690	75
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 5.837% due 12/25/2031 ^þ	506	215
KGS-Alpha SBA COOF Trust 0.872% due 04/25/2038 «~(a)	1,073	27
Lehman XS Trust 6.670% due 06/24/2046 þ	626	671
Long Beach Mortgage Loan Trust
0.466% due 02/25/2036 •(n)	8,530	7,855
0.791% due 11/25/2035 •(n)	15,647	15,325
Marlette Funding Trust
0.000% due 09/17/2029 «(h)	12	1,317
0.000% due 03/15/2030 «(h)	4	773
0.000% due 09/16/2030 «(h)	9	2,421
MASTR Asset-Backed Securities Trust
0.386% due 03/25/2036 •(n)	6,404	5,080
0.656% due 01/25/2036 •	308	306
MF1 Ltd. 4.264% due 11/15/2035 •(n)	7,400	7,535
Mid-State Capital Corp. Trust 6.742% due 10/15/2040	3,820	4,103
Morgan Stanley ABS Capital, Inc. Trust
0.186% due 11/25/2036 •	1,402	1,033
0.416% due 02/25/2037 •	5,171	3,191
1.121% due 01/25/2035 •	1,725	1,586
Morgan Stanley Home Equity Loan Trust 0.316% due 04/25/2037 •(n)	25,658	17,176
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	37,800	11,569
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.366% due 07/25/2036 •	3,500	3,284
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~	1,824	1,986
8.490% due 10/15/2030 ^	1,149	1,051
Orient Point CDO Ltd. 0.408% due 10/03/2045 •(n)	138,845	53,275
Palisades CDO Ltd. 1.088% due 07/22/2039 •	6,700	3,294
PRET LLC 3.721% due 07/25/2051 þ	1,200	1,199
Residential Asset Securities Corp. Trust 0.566% due 08/25/2036 •(n)	10,664	9,746
Rockford Tower CLO Ltd. 0.000% due 10/15/2029 ~	11,667	8,646
Saxon Asset Securities Trust
1.061% due 11/25/2035 •	5,547	4,451
1.216% due 03/25/2035 •	4,683	3,172
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)	11	11,244
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)	9	4,723
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)	3	989
0.000% due 09/15/2054 «(a)(h)	15,028	24,714
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 «(h)	9,180	1,120
0.000% due 05/25/2040 (h)	9,300	1,266
0.000% due 07/25/2040 «(h)	47	833
0.000% due 09/25/2040 «(a)(h)	4,003	874
Soloso CDO Ltd. 0.458% due 10/07/2037 •	4,800	3,936
Soundview Home Loan Trust 0.366% due 06/25/2037 •(n)	6,716	5,801
South Coast Funding Ltd. 0.454% due 01/06/2041 •	137,867	35,445

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

START Ireland 4.089% due 03/15/2044		846	849
Structured Asset Securities Corp. 6.086% due 05/25/2032 ^•		6,075	5,348
Symphony CLO Ltd. 4.733% due 07/14/2026 •		4,400	4,386
Tropic CDO Ltd. 0.446% due 07/15/2036 •(n)		3,653	3,379
Verde CDO Ltd. 0.368% due 10/05/2045 •		82,602	24,455

Total Asset-Backed Securities (Cost $496,918)			450,224

SOVEREIGN ISSUES 5.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ(n)		13,795	4,769
1.000% due 07/09/2029 (n)		1,447	557
1.125% due 07/09/2035 þ		543	178
1.125% due 07/09/2035 þ(n)		10,660	3,357
1.125% due 07/09/2046 þ		115	38
2.000% due 01/09/2038 þ(n)		21,042	8,164
2.500% due 07/09/2041 þ(n)		16,450	6,037
15.500% due 10/17/2026 (n)	ARS	163,630	362
34.163% (BADLARPP) due 10/04/2022 ~		138	1
Autonomous City of Buenos Aires 37.907% (BADLARPP + 3.750%) due 02/22/2028 ~		1,875	9
Dominican Republic International Bond
4.875% due 09/23/2032 (n)		$4,000	4,090
5.875% due 01/30/2060 (n)		3,500	3,434
Ecuador Government International Bond 5.000% due 07/31/2030 þ(n)		2,740	2,305
Egypt Government International Bond
3.875% due 02/16/2026 (n)		2,850	2,686
6.375% due 04/11/2031 (n)	EUR	2,300	2,619
7.500% due 02/16/2061 (n)		$7,800	6,867
Ghana Government International Bond
6.375% due 02/11/2027 (n)		1,402	1,323
7.875% due 02/11/2035 (n)		1,542	1,392
8.750% due 03/11/2061 (n)		516	463
Ivory Coast Government International Bond
4.875% due 01/30/2032 (n)	EUR	8,000	9,056
6.625% due 03/22/2048 (n)		3,700	4,324
Nigeria Government International Bond
6.125% due 09/28/2028		$1,200	1,206
7.375% due 09/28/2033		700	707
8.250% due 09/28/2051		3,200	3,229
Oman Government International Bond 7.000% due 01/25/2051 (n)		2,800	2,849
Peru Government International Bond
5.350% due 08/12/2040	PEN	17	3
6.350% due 08/12/2028		191	48
Provincia de Buenos Aires 37.896% due 04/12/2025 (n)	ARS	717,986	3,330
Romania Government International Bond
2.625% due 12/02/2040 (n)	EUR	6,300	6,814
2.750% due 04/14/2041 (n)		2,500	2,695
2.875% due 04/13/2042 (n)		3,000	3,253
South Africa Government International Bond 5.750% due 09/30/2049 (n)		$2,200	2,101
Turkey Government International Bond
4.250% due 03/13/2025 (n)		2,600	2,525
7.625% due 04/26/2029 (n)		3,900	4,169
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (n)		600	646
Ukraine Government International Bond
4.375% due 01/27/2030 (n)	EUR	3,412	3,673
6.876% due 05/21/2029 (n)		$6,000	6,098
Venezuela Government International Bond
6.000% due 12/09/2020		590	57
8.250% due 10/13/2024 ^(e)		136	15
9.250% due 09/15/2027 ^(e)		734	80

Total Sovereign Issues (Cost $123,012)			105,529

		SHARES
COMMON STOCKS 3.5%
COMMUNICATION SERVICES 1.1%
Clear Channel Outdoor Holdings, Inc. (f)		1,495,047	4,052
iHeartMedia, Inc. 'A' (f)		349,506	8,745

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

iHeartMedia, Inc. 'B' «(f)	271,220	6,107

		18,904

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)	1	0
Desarrolladora Homex S.A.B. de C.V. (f)	719,113	3
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)	4,776	2

		5

ENERGY 0.1%
Noble Corp. (f)(l)	58,205	1,575
Valaris Ltd. (f)	3,530	123

		1,698

INDUSTRIALS 1.1%
McDermott International Ltd. (f)	187,616	94
Neiman Marcus Group Ltd. LLC «(f)(l)	182,082	19,553
Noble Corp. (f)	4,691	127
Voyager Aviation Holdings «(f)	1,535	0
Westmoreland Mining Holdings LLC «(f)(l)	358	0

		19,774

MATERIALS 0.9%
Associated Materials Group, Inc. «(f)(l)	2,416,778	17,038

UTILITIES 0.3%
TexGen Power LLC «	130,864	5,431

Total Common Stocks (Cost $57,139)		62,850

WARRANTS 1.1%
INFORMATION TECHNOLOGY 1.1%
Windstream Holdings LLC - Exp. 09/21/2055 «	845,636	20,293

Total Warrants (Cost $6,602)		20,293

PREFERRED SECURITIES 4.5%
BANKING & FINANCE 3.6%
AGFC Capital Trust 1.876% (US0003M + 1.750%) due 01/15/2067 ~(n)	12,900,000	7,615
American AgCredit Corp. 5.250% due 06/15/2026 •(j)	2,000,000	2,040
Nationwide Building Society 10.250% ~	1,249	330
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(j)	32,944,000	54,977

		64,962

INDUSTRIALS 0.2%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(j)	737,000	723
Voyager Aviation Holdings LLC 9.500% «	9,207	2,722

		3,445

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)	460,023	12,083

Total Preferred Securities (Cost $73,545)		80,490

REAL ESTATE INVESTMENT TRUSTS 1.4%
REAL ESTATE 1.4%
Uniti Group, Inc.	648,881	8,027
VICI Properties, Inc.	594,589	16,892

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Total Real Estate Investment Trusts (Cost $11,569)			24,919

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.0%
REPURCHASE AGREEMENTS (m) 3.4%			60,354

SHORT-TERM NOTES 0.4%
Federal Home Loan Bank 0.034% due 10/08/2021 (h)(i)		$7,700	7,700

ARGENTINA TREASURY BILLS 0.0%
12.096% due 02/28/2022 - 03/31/2022 (g)(h)	ARS	50,511	279

U.S. TREASURY BILLS 1.5%
0.047% due 12/09/2021 - 03/31/2022 (g)(h)(n)(p)(r)		$25,829	25,824

U.S. TREASURY CASH MANAGEMENT BILLS 0.7%
0.035% due 01/25/2022 (h)(i)(n)(p)		13,000	12,998

Total Short-Term Instruments (Cost $107,216)			107,155

Total Investments in Securities (Cost $3,044,870)			3,109,853

Total Investments 173.6% (Cost $3,044,810)			$3,109,853
Financial Derivative Instruments (o)(q) (0.1)%(Cost or Premiums, net $(18,992))			(1,776)
Other Assets and Liabilities, net (73.5)%			(1,316,779)

Net Assets 100.0%			$1,791,298

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Coupon represents a yield to maturity.
(j)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)						Contingent convertible security.
(l)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022						09/24/2020	$12,254	$12,083	0.67%
Associated Materials Group, Inc.						08/24/2020	15,346	17,038	0.95
Buffalo Thunder Development Authority 0.000% due 11/15/2029						12/08/2014	5	2	0.00
Neiman Marcus Group Ltd. LLC						09/25/2020	5,863	19,553	1.09
Noble Corp.						02/05/2021 - 02/27/2021	771	1,575	0.09
Pinnacol Assurance 8.625% due 06/25/2034						06/23/2014	10,200	13,187	0.74
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022						04/09/2018	5,544	5,458	0.30
Project Anfora Senior 2.750% due 10/01/2026						09/30/2019	20,478	21,354	1.19
Westmoreland Mining Holdings LLC						03/26/2019	1	0	0.00

							$70,462	$90,250	5.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	09/30/2021	10/01/2021		$9,949	U.S. Treasury Notes 1.625% due 12/15/2022	$(10,148)	$9,949	$9,949
SCX	(0.450)	08/12/2021	10/19/2021	EUR	3,026	Romanian Government International Bond 1.750% due 07/13/2030	(3,415)	3,505	3,503
SGY	0.030	09/30/2021	10/01/2021		$46,900	U.S. Treasury Notes 1.250% due 06/30/2028	(47,944)	46,900	46,900

Total Repurchase Agreements							$(61,507)	$60,354	$60,352

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY					0.500%	09/30/2021	02/07/2022	$(5,113)	$(5,113)
BNY					0.802	09/03/2021	03/03/2022	(35,547)	(35,569)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

	0.805	08/19/2021	02/18/2022		(22,620)	(22,642)
	0.807	08/16/2021	02/16/2022		(38,209)	(38,249)
BOS	0.603	09/22/2021	03/22/2022		(6,807)	(6,809)
	0.800	09/02/2021	03/02/2022		(1,386)	(1,387)
	0.855	08/18/2021	02/18/2022		(7,551)	(7,558)
BPS	(2.500)	04/20/2021	04/19/2023	EUR	(912)	(1,050)
	(1.800)	09/23/2021	09/22/2023		(1,026)	(1,188)
	(1.000)	08/13/2021	08/12/2023		(755)	(874)
	(1.000)	08/19/2021	08/13/2023		(2,140)	(2,476)
	(0.500)	07/19/2021	10/19/2021		(629)	(728)
	(0.500)	09/23/2021	10/25/2021	CHF	(2,808)	(3,012)
	(0.400)	09/23/2021	10/25/2021	EUR	(204)	(236)
	(0.350)	09/30/2021	10/29/2021		(1,933)	(2,239)
	(0.300)	07/19/2021	10/19/2021		(6,749)	(7,813)
	(0.300)	08/19/2021	11/15/2021		(2,918)	(3,379)
	(0.270)	07/19/2021	10/19/2021		(8,661)	(10,027)
	(0.250)	07/19/2021	10/19/2021		(320)	(370)
	0.250	10/01/2021	11/10/2021		$(5,263)	(5,263)
	0.300	08/13/2021	11/15/2021	GBP	(1,103)	(1,486)
	0.350	08/13/2021	08/12/2023		$(848)	(848)
	0.350	09/28/2021	11/02/2021	GBP	(291)	(391)
	0.390	09/03/2021	10/01/2021		$(7,002)	(7,004)
	0.400	07/08/2021	10/08/2021	GBP	(728)	(982)
	0.400	07/19/2021	10/19/2021		(211)	(285)
	0.430	09/22/2021	10/12/2021		$(1,230)	(1,230)
	0.450	08/03/2021	02/03/2022		(297)	(297)
	0.490	08/13/2021	02/16/2022		(2,651)	(2,652)
	0.490	08/23/2021	02/16/2022		(118)	(118)
	0.500	07/09/2021	01/05/2022		(15,220)	(15,238)
	0.500	07/14/2021	01/12/2022		(1,725)	(1,727)
	0.500	08/03/2021	02/03/2022		(4,494)	(4,498)
	0.500	08/04/2021	02/04/2022		(2,026)	(2,028)
	0.500	08/12/2021	02/03/2022		(8,886)	(8,892)
	0.510	09/20/2021	03/21/2022		(2,895)	(2,896)
	0.510	09/23/2021	03/21/2022		(9,074)	(9,075)
	0.520	09/21/2021	03/21/2022		(759)	(759)
	0.540	06/09/2021	03/09/2022		(7,139)	(7,151)
	0.686	05/04/2021	11/04/2021	GBP	(5,237)	(7,077)
	0.810	09/08/2021	03/08/2022		$(24,724)	(24,737)
	0.850	08/16/2021	02/16/2022		(47,627)	(47,679)
	0.886	05/04/2021	11/04/2021	GBP	(4,074)	(5,510)
BRC	(1.900)	01/28/2021	01/27/2023	EUR	(612)	(702)
	(0.550)	09/16/2021	10/19/2021		(1,107)	(1,282)
	(0.420)	08/03/2021	08/02/2023		(1,271)	(1,471)
	0.300	07/02/2021	07/01/2023		$(5,687)	(5,692)
	0.300	09/02/2021	10/01/2021		(310)	(310)
	0.350	09/10/2021	10/05/2021		(5,014)	(5,015)
	0.350	09/24/2021	10/25/2021		(11,461)	(11,462)
	0.350	09/27/2021	10/05/2021		(255)	(255)
	0.400	08/16/2021	08/13/2023		(6,540)	(6,544)
	0.400	09/02/2021	10/01/2021		(25,329)	(25,337)
	0.400	09/22/2021	10/18/2021		(1,925)	(1,925)
	0.400	10/01/2021	11/02/2021		(24,031)	(24,031)
	0.450	07/22/2021	10/12/2021		(804)	(805)
	0.500	07/16/2021	01/18/2022		(7,088)	(7,095)
	0.500	07/27/2021	01/18/2022		(359)	(359)
	0.500	08/05/2021	01/18/2022		(1,035)	(1,036)
	0.500	08/06/2021	02/07/2022		(1,324)	(1,325)
	0.500	08/12/2021	02/07/2022		(5,883)	(5,887)
	0.500	08/17/2021	08/16/2023		(143)	(143)
	0.500	08/26/2021	02/07/2022		(2,422)	(2,423)
	0.500	09/02/2021	03/02/2022		(2,330)	(2,331)
	0.500	09/03/2021	03/03/2022		(768)	(769)
	0.500	09/07/2021	03/07/2022		(4,477)	(4,478)
	0.500	09/17/2021	03/17/2022		(1,061)	(1,061)
	0.500	09/24/2021	03/24/2022		(1,158)	(1,158)
	0.500	10/01/2021	02/07/2022		(2,249)	(2,249)
	0.550	08/09/2021	03/10/2022		(256)	(256)
	0.598	09/07/2021	03/07/2022		(6,833)	(6,836)
	0.600	07/19/2021	01/19/2022		(16,048)	(16,067)
	0.604	08/20/2021	01/31/2022		(6,447)	(6,452)
	0.605	09/28/2021	03/24/2022		(7,775)	(7,776)
	0.798	09/03/2021	03/03/2022		(12,545)	(12,553)
	0.802	09/03/2021	03/03/2022		(33,160)	(33,181)
	0.808	08/27/2021	02/28/2022		(14,725)	(14,737)
BYR	0.500	08/10/2021	01/26/2022		(1,116)	(1,117)
	0.650	03/31/2021	03/25/2022		(12,548)	(12,587)
	0.650	06/24/2021	03/25/2022		(2,015)	(2,019)
	0.650	07/30/2021	03/25/2022		(990)	(991)
CDC	0.230	08/20/2021	08/18/2023		(5,308)	(5,309)
	0.250	03/22/2021	03/19/2023		(306)	(306)
	0.270	09/27/2021	01/27/2022		(5,924)	(5,924)
	0.360	08/24/2021	08/20/2023		(5,604)	(5,606)
	0.480	07/15/2021	10/07/2021		(2,525)	(2,527)
	0.500	07/30/2021	01/31/2022		(15,057)	(15,071)
	0.500	08/03/2021	02/03/2022		(22,217)	(22,236)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

CEW	0.250	07/29/2021	10/29/2021	GBP	(1,185)	(1,598)
	0.300	07/09/2021	10/07/2021		$(436)	(436)
	0.457	07/09/2021	01/07/2022		(2,571)	(2,574)
	0.457	10/01/2021	01/07/2022		(2,314)	(2,314)
	0.500	07/09/2021	01/05/2022		(1,534)	(1,536)
	0.500	08/09/2021	02/09/2022		(254)	(254)
	0.500	08/23/2021	10/22/2021		(2,784)	(2,785)
	0.550	07/19/2021	01/19/2022		(2,383)	(2,386)
	0.600	08/11/2021	02/11/2022		(6,064)	(6,069)
	0.650	07/19/2021	01/19/2022		(5,593)	(5,600)
	0.800	08/11/2021	02/11/2022		(7,700)	(7,709)
CIB	0.500	09/10/2021	10/13/2021		(9,538)	(9,540)
	0.500	09/28/2021	10/14/2021		(3,633)	(3,633)
	0.530	08/13/2021	10/13/2021		(52)	(53)
CIW	0.280	09/03/2021	10/12/2021		(2,258)	(2,258)
DBL	(0.400)	05/07/2021	11/05/2021	EUR	(5,611)	(6,488)
	(0.380)	07/19/2021	10/19/2021		(473)	(548)
	(0.320)	07/19/2021	10/19/2021		(2,059)	(2,383)
	(0.320)	08/04/2021	11/02/2021		(1,031)	(1,194)
	(0.300)	05/07/2021	11/05/2021		(906)	(1,048)
	(0.280)	05/07/2021	11/05/2021		(11,631)	(13,456)
	(0.280)	09/03/2021	10/19/2021		(975)	(1,130)
	(0.260)	05/07/2021	11/05/2021		(680)	(787)
FOB	0.250	09/22/2020	09/21/2022		$(1,734)	(1,738)
GLM	0.784	09/22/2021	01/24/2022		(40,222)	(40,230)
GSC	0.580	08/11/2021	10/12/2021		(6,615)	(6,621)
IND	(0.050)	07/07/2021	10/07/2021	EUR	(3,612)	(4,184)
	0.280	08/27/2021	02/28/2022		$(10,421)	(10,424)
	0.280	09/02/2021	03/02/2022		(3,841)	(3,842)
	0.290	07/30/2021	01/31/2022		(10,457)	(10,462)
	0.300	06/09/2021	03/09/2022		(480)	(480)
	0.300	07/23/2021	01/24/2022		(9,686)	(9,692)
	0.300	09/27/2021	01/31/2022		(187)	(187)
	0.310	10/01/2021	04/01/2022		(8,678)	(8,678)
	0.420	08/02/2021	02/02/2022		(632)	(632)
	0.420	08/06/2021	02/07/2022		(6,246)	(6,250)
	0.420	09/28/2021	02/02/2022		(1,228)	(1,228)
	0.420	09/30/2021	02/03/2022		(1,852)	(1,852)
	0.430	08/02/2021	02/02/2022		(2,205)	(2,206)
	0.430	08/03/2021	02/03/2022		(2,469)	(2,471)
	0.430	09/24/2021	02/02/2022		(1,019)	(1,019)
	0.440	08/02/2021	02/02/2022		(1,947)	(1,948)
	0.440	08/03/2021	02/03/2022		(3,092)	(3,094)
	0.440	08/27/2021	02/28/2022		(367)	(368)
	0.450	08/02/2021	02/02/2022		(5,931)	(5,936)
	0.460	08/06/2021	02/07/2022		(836)	(836)
	0.480	05/06/2021	02/04/2022		(7,647)	(7,663)
	0.540	08/17/2021	01/24/2022		(2,131)	(2,132)
JML	(5.000)	09/23/2021	09/22/2023	EUR	(472)	(546)
	(2.750)	08/03/2021	TBD(3)		(440)	(507)
	(1.000)	09/23/2021	09/22/2023		(1,486)	(1,721)
	(0.800)	08/13/2021	08/12/2023		(201)	(232)
	(0.800)	09/01/2021	08/31/2023		(420)	(486)
	(0.750)	09/23/2021	09/22/2023		(103)	(119)
	(0.500)	07/29/2021	10/29/2021		(1,156)	(1,338)
	(0.500)	09/01/2021	08/31/2023		(3,769)	(4,364)
	(0.450)	07/29/2021	10/29/2021		(4,545)	(5,260)
	(0.420)	07/29/2021	10/29/2021		(91)	(106)
	(0.390)	07/29/2021	10/29/2021		(177)	(205)
	(0.380)	07/29/2021	10/29/2021		(2,575)	(2,981)
	(0.300)	07/14/2021	10/14/2021		(1,068)	(1,236)
	(0.300)	08/04/2021	11/02/2021		(12,166)	(14,085)
	(0.050)	07/08/2021	10/06/2021		$(5,964)	(5,963)
	0.250	08/04/2021	11/02/2021	GBP	(978)	(1,318)
	0.350	07/14/2021	10/14/2021		(3,397)	(4,581)
	0.350	07/19/2021	10/19/2021		(5,044)	(6,801)
	0.400	08/26/2021	10/08/2021		$(5,930)	(5,932)
	0.400	08/26/2021	10/13/2021		(405)	(405)
	0.500	08/11/2021	01/24/2022		(966)	(967)
MBC	0.805	08/24/2021	02/24/2022		(9,689)	(9,697)
MEI	0.350	08/13/2021	08/12/2023		(2,936)	(2,938)
MSB	0.572	08/26/2021	11/29/2021		(3,679)	(3,682)
NOM	0.300	07/16/2021	07/15/2023		(3,287)	(3,289)
	0.380	10/04/2021	09/30/2023		(10,491)	(10,491)
	0.400	09/02/2021	10/04/2021		(10,725)	(10,729)
RCE	(0.480)	08/13/2021	08/12/2023	EUR	(1,754)	(2,030)
	(0.350)	08/13/2021	11/15/2021		(3,281)	(3,799)
RDR	0.270	09/22/2021	01/20/2022		$(786)	(786)
	0.270	09/23/2021	01/20/2022		(11,661)	(11,662)
	0.270	09/28/2021	01/20/2022		(403)	(403)
RTA	0.454	07/30/2021	01/31/2022		(220)	(220)
	0.480	08/03/2021	02/03/2022		(823)	(824)
	0.607	10/01/2021	04/01/2022		(6,561)	(6,561)
	0.657	04/01/2021	10/01/2021		(6,571)	(6,593)
SBI	0.808	08/27/2021	02/28/2022		(6,012)	(6,017)
SCX	(0.400)	07/23/2021	10/19/2021	EUR	(5,587)	(6,467)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

	(0.350)	07/23/2021	10/19/2021		(2,218)	(2,567)
SGY	0.410	08/09/2021	10/01/2021		$(8,095)	(8,100)
	0.500	09/28/2021	03/16/2022		(737)	(737)
SOG	0.270	09/28/2021	10/22/2021		(477)	(477)
	0.330	07/06/2021	10/06/2021		(146)	(146)
	0.340	08/24/2021	08/20/2023		(3,344)	(3,345)
	0.340	08/25/2021	08/20/2023		(1,007)	(1,008)
	0.400	08/30/2021	03/01/2022		(149)	(149)
	0.410	08/09/2021	10/12/2021		(1,137)	(1,138)
	0.410	08/13/2021	10/13/2021		(1,325)	(1,325)
	0.410	08/27/2021	10/15/2021		(174)	(174)
	0.410	08/27/2021	10/19/2021		(23,549)	(23,558)
	0.410	09/10/2021	10/19/2021		(261)	(261)
	0.410	09/30/2021	10/19/2021		(984)	(984)
	0.410	10/01/2021	10/12/2021		(1,388)	(1,388)
	0.430	07/16/2021	10/19/2021		(146)	(146)
	0.430	08/06/2021	11/08/2021		(1,552)	(1,553)
	0.450	07/02/2021	10/01/2021		(3,563)	(3,567)
	0.450	08/26/2021	10/01/2021		(3,196)	(3,198)
	0.450	08/31/2021	10/01/2021		(3,062)	(3,063)
	0.500	07/15/2021	01/14/2022		(14,610)	(14,625)
	0.500	07/16/2021	01/14/2022		(1,774)	(1,776)
	0.500	07/27/2021	01/20/2022		(678)	(678)
	0.500	08/12/2021	01/20/2022		(7,058)	(7,063)
	0.500	08/13/2021	01/14/2022		(1,756)	(1,757)
	0.500	09/02/2021	03/02/2022		(11,954)	(11,959)
	0.500	09/03/2021	03/03/2022		(740)	(740)
	0.500	09/07/2021	03/07/2022		(6,487)	(6,489)
	0.500	09/16/2021	03/16/2022		(1,343)	(1,343)
	0.500	09/17/2021	03/17/2022		(9,598)	(9,600)
	0.500	09/22/2021	03/17/2022		(3,117)	(3,118)
	0.500	09/22/2021	03/23/2022		(2,852)	(2,852)
	0.500	09/23/2021	03/23/2022		(8,780)	(8,781)
	0.500	10/01/2021	04/01/2022		(9,629)	(9,629)
	0.550	06/02/2021	03/02/2022		(4,634)	(4,643)
	0.550	06/24/2021	03/02/2022		(355)	(355)
	0.550	07/22/2021	03/02/2022		(440)	(440)
	0.550	08/04/2021	05/04/2022		(17,093)	(17,108)
	0.550	08/31/2021	04/27/2022		(2,140)	(2,141)
	0.550	09/30/2021	05/04/2022		(8,155)	(8,155)
	0.550	10/01/2021	04/27/2022		(6,613)	(6,613)
	0.763	07/08/2021	01/13/2022		(12,137)	(12,159)
	0.808	08/27/2021	02/25/2022		(11,836)	(11,845)
	0.853	08/03/2021	02/03/2022		(37,677)	(37,730)
	0.857	08/13/2021	02/16/2022		(3,581)	(3,585)
TDM	0.220	08/04/2021	TBD(3)		(98)	(98)
	0.220	09/01/2021	08/31/2023		(97)	(97)
	0.250	04/01/2021	03/31/2023		(217)	(218)
	0.250	04/16/2021	04/15/2023)		(9,131)	(9,141)
	0.250	09/16/2021	09/15/2023)		(1,001)	(1,001)
	0.300	08/27/2021	08/26/2023		(91)	(91)
	0.350	08/27/2021	08/26/2023		(274)	(274)
UBS	0.250	03/22/2021	03/19/2023		(185)	(186)
	0.350	08/13/2021	08/12/2023		(3,037)	(3,039)
	0.350	08/18/2021	08/16/2023		(508)	(508)
	0.350	08/18/2021	08/16/2023)		(11,816)	(11,821)
	0.350	08/23/2021	08/16/2023)		(837)	(838)
	0.350	08/24/2021	08/20/2023		(252)	(252)
	0.350	08/24/2021	08/20/2023		(23,185)	(23,194)
	0.350	08/30/2021	08/26/2023		(1,648)	(1,649)
	0.350	08/30/2021	08/27/2023)		(4,801)	(4,803)
	0.350	09/01/2021	08/31/2023		(2,059)	(2,059)
	0.350	09/02/2021	08/31/2023		(3,412)	(3,413)
	0.350	09/03/2021	TBD(3)		(4,361)	(4,362)
	0.350	09/09/2021	08/16/2023		(3,070)	(3,071)
	0.350	09/14/2021	08/31/2023		(1,262)	(1,262)
	0.350	09/15/2021	08/31/2023		(2,651)	(2,652)
	0.350	09/20/2021	09/16/2023		(2,772)	(2,772)
	0.350	09/30/2021	09/30/2023		(933)	(933)
	0.350	10/01/2021	09/30/2023		(11,770)	(11,770)
	0.400	08/16/2021	10/14/2021		(6,973)	(6,976)
	0.400	09/16/2021	10/13/2021		(18,085)	(18,088)
	0.400	09/30/2021	10/14/2021		(11,079)	(11,079)
	0.420	08/04/2021	11/04/2021		(4,496)	(4,499)
	0.420	09/30/2021	11/04/2021		(1,449)	(1,449)
	0.430	07/20/2021	10/19/2021		(8,063)	(8,070)
	0.430	09/02/2021	10/19/2021		(780)	(780)
	0.500	07/12/2021	01/10/2022		(4,637)	(4,642)
	0.500	07/14/2021	01/12/2022		(4,460)	(4,465)
	0.500	09/30/2021	01/14/2022		(2,348)	(2,348)
	0.798	09/07/2021	03/07/2022		(6,353)	(6,357)
	0.852	07/20/2021	01/20/2022		(29,405)	(29,455)
	0.969	08/17/2021	11/17/2021	GBP	(314)	(424)

Total Reverse Repurchase Agreements						$(1,380,735)

(n)		Securities with an aggregate market value of $1,574,479 and cash of $8,338 have been pledged as collateral under the terms of master agreements as of September 30, 2021.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(1,287) at a weighted average interest rate of 0.514%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Open maturity reverse repurchase agreement.
(o)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Jaguar Land Rover Automotive	(5.000)%	Quarterly	12/20/2026	4.391%	EUR	15,013	$801	$(290)	$511	$30	$(7)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	0.980%	EUR	100	$(4)	$4	$0	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	2.205		$3,000	(6)	233	227	0	(4)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.478		2,100	(7)	174	167	0	(1)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.219	EUR	9,900	675	(280)	395	8	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716		25,500	(3,879)	3,013	(866)	34	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876		21,400	(1,566)	578	(988)	4	0

							$(4,787)	$3,722	$(1,065)	$46	$(5)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$926	$1,261	$100	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		9,300	(163)	997	834	139	0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	1,900	0	5	5	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		1,600	0	4	4	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		8,100	0	21	21	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		20,700	0	54	54	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		2,900	0	7	7	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		6,000	0	15	15	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		16,200	0	41	41	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		23,000	0	58	58	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		4,900	0	12	12	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		7,100	0	18	18	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		30,700	(45)	79	34	0	0
Pay	1-Year BRL-CDI	4.640	Maturity	01/03/2022		744,100	54	(539)	(485)	0	(2)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		184,300	(34)	(693)	(727)	0	(26)
Pay	1-Year BRL-CDI	7.655	Maturity	01/02/2024		343,400	0	(1,805)	(1,805)	0	(103)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$303,000	7,433	4,003	11,436	359	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		91,250	1,072	6,510	7,582	124	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		16,600	(255)	(24)	(279)	0	(46)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043		1,300	(4)	(216)	(220)	0	(4)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		3,800	(52)	(686)	(738)	0	(14)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	287	(751)	(464)	0	(11)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		17,700	(25)	(1,615)	(1,640)	0	(55)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		61,500	(3,122)	13,156	10,034	0	(105)
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	882,000	(16)	(303)	(319)	21	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	80	453	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	(10)	(11)	0	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,500	139	54	193	7	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	500	(16)	14	(2)	2	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	346,600	41	(406)	(365)	11	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	229,100	(8)	(243)	(251)	7	0

$5,993	$18,763	$24,756	$770	$(367)

Total Swap Agreements	$2,007	$22,195	$24,202	$846	$(379)

(p)

Securities with an aggregate market value of $16,667 and cash of $47,036 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	MXN	68,597	$3,346	$31	$0
10/2021	$6,790	CNH	43,972	21	0
10/2021	18,161	GBP	13,431	0	(64)
10/2021	897	PEN	3,500	0	(51)
11/2021	GBP	13,431	$18,162	64	0
11/2021	PLN	5,698	1,497	65	0
11/2021	$2,454	RUB	183,426	44	0
12/2021	3,325	MXN	68,597	0	(30)
12/2021	2,042	RUB	152,307	21	0
12/2021	ZAR	37,804	$2,550	64	0
02/2022	PLN	6,920	1,806	67	0
BPS	10/2021	BRL	42,804	7,869	9	0
10/2021	EUR	12,409	14,682	307	0
10/2021	$8,120	BRL	42,804	0	(260)
10/2021	4,042	CNH	26,202	17	0
10/2021	3,778	EUR	3,222	0	(46)
11/2021	MXN	7,991	$396	11	0
11/2021	$7,933	CAD	9,927	0	(95)
11/2021	3,041	CHF	2,808	0	(24)
12/2021	1,307	ZAR	18,753	0	(73)
BRC	10/2021	1,268	EUR	1,077	0	(21)
11/2021	874	RUB	65,234	15	0
CBK	10/2021	BRL	655	$120	0	0
10/2021	CLP	1,054,219	1,371	73	0
10/2021	EUR	3,210	3,783	65	0
10/2021	PEN	2,787	674	0	0
10/2021	$124	BRL	654	0	(4)
10/2021	7,852	EUR	6,637	0	(164)
10/2021	1,875	GBP	1,370	0	(28)
10/2021	11,200	MXN	229,074	0	(141)
10/2021	2,255	PEN	8,781	0	(132)
11/2021	PLN	593	$154	5	0
11/2021	$577	PEN	2,378	0	(3)
12/2021	2,253	CNH	14,636	4	0
12/2021	3,108	INR	238,327	79	0
12/2021	1,352	RUB	100,399	8	0
12/2021	1,507	ZAR	21,833	0	(71)
12/2021	ZAR	47,789	$3,240	97	0
02/2022	PLN	5,313	1,389	54	0
03/2022	$1,597	PEN	6,591	0	(17)
05/2022	2,544	10,404	0	(62)
FBF	11/2021	803	RUB	59,997	14	0
GLM	10/2021	BRL	5,572	$1,024	1	0
10/2021	DOP	99,811	1,732	0	(30)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

10/2021	$1,060	BRL	5,572	0	(37)
10/2021	2,048	CNH	13,279	9	0
10/2021	3,390	MXN	68,597	0	(75)
10/2021	1,983	RUB	149,406	64	0
11/2021	1,542	PEN	5,781	0	(145)
11/2021	919	RUB	68,565	14	0
12/2021	2,260	CNH	14,692	7	0
12/2021	2,635	IDR	37,930,081	0	(4)
12/2021	3,285	RUB	244,411	26	0
12/2021	1,162	ZAR	16,803	0	(57)
12/2021	ZAR	8,391	$548	0	(3)
01/2022	$810	PEN	3,344	0	(5)
HUS	10/2021	CNH	18,921	$2,927	0	(4)
10/2021	EUR	9,780	11,543	215	0
10/2021	GBP	1,572	2,138	20	0
10/2021	$515	RUB	38,845	17	0
11/2021	2,927	CNH	18,967	4	0
11/2021	154	RUB	11,483	3	0
12/2021	PEN	7,855	$2,124	228	0
12/2021	$775	IDR	11,148,501	0	(1)
12/2021	1,348	INR	103,753	39	0
12/2021	1,521	ZAR	22,013	0	(73)
IND	02/2022	1,374	CLP	1,069,858	0	(71)
JPM	11/2021	CHF	4,005	$4,354	52	0
11/2021	$2,303	IDR	33,084,587	0	(1)
12/2021	900	INR	67,916	8	0
MYI	11/2021	PLN	10,729	$2,823	125	0
11/2021	$753	IDR	10,830,073	0	0
11/2021	2,716	MXN	55,056	0	(66)
SCX	10/2021	EUR	144,811	$171,050	3,308	0
10/2021	GBP	14,008	19,197	322	0
10/2021	$2,542	RUB	191,307	78	0
11/2021	EUR	159,274	$184,690	95	0
12/2021	$2,668	CNH	17,348	8	0
12/2021	1,602	IDR	23,013,067	0	(6)
12/2021	3,303	INR	248,077	15	0
12/2021	1,484	ZAR	21,245	0	(86)
SSB	10/2021	BRL	144,038	$27,029	579	0
10/2021	$18,038	BRL	95,008	0	(592)
10/2021	1,077	GBP	779	0	(28)
11/2021	26,903	BRL	144,038	0	(574)
12/2021	ZAR	45,947	$3,118	96	0
TOR	12/2021	$2,429	CNH	15,742	0	(1)
12/2021	802	IDR	11,532,407	0	(2)
UAG	10/2021	1,560	RUB	117,559	50	0
11/2021	1,448	108,412	29	0
12/2021	1,936	ZAR	28,061	0	(90)

Total Forward Foreign Currency Contracts	$6,547	$(3,237)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$23,626	$(20,999)	$15,432	$0	$(5,567)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$1,500	$0	$10	$10	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	600	0	4	4	0

$0	$14	$14	$0

Total Swap Agreements	$(20,999)	$15,446	$14	$(5,567)

(r)

Securities with an aggregate market value of $5,932 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$3,655	$369,904	$132,276	$505,835
Corporate Bonds & Notes
Banking & Finance	0	176,550	13,187	189,737
Industrials	6,500	557,191	27,484	591,175
Utilities	0	143,915	0	143,915
Convertible Bonds & Notes
Banking & Finance	0	9,842	1,153	10,995
Industrials	0	14,713	0	14,713
Municipal Bonds & Notes
Illinois	0	210	0	210
Puerto Rico	0	22,308	0	22,308
West Virginia	0	10,397	0	10,397
U.S. Government Agencies	0	38,967	0	38,967
Non-Agency Mortgage-Backed Securities	0	710,792	19,349	730,141
Asset-Backed Securities	0	390,517	59,707	450,224
Sovereign Issues	0	105,529	0	105,529
Common Stocks
Communication Services	12,797	0	6,107	18,904
Consumer Discretionary	5	0	0	5
Energy	1,698	0	0	1,698
Industrials	0	221	19,553	19,774
Materials	0	0	17,038	17,038
Utilities	0	0	5,431	5,431
Warrants
Information Technology	0	0	20,293	20,293
Preferred Securities
Banking & Finance	0	64,962	0	64,962
Industrials	0	723	2,722	3,445
Utilities	0	0	12,083	12,083
Real Estate Investment Trusts
Real Estate	24,919	0	0	24,919
Short-Term Instruments
Repurchase Agreements	0	60,354	0	60,354
Short-Term Notes	0	7,700	0	7,700
Argentina Treasury Bills	0	279	0	279
U.S. Treasury Bills	0	25,824	0	25,824
U.S. Treasury Cash Management Bills	0	12,998	0	12,998

Total Investments	$49,574	$2723896	$336,383	$3,109,853

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	846	0	846
Over the counter	0	6,561	0	6,561

$0	$7,407	$0	$7,407
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(379)	0	(379)
Over the counter	0	(8,804)	0	(8,804)

$0	$(9,183)	$0	$(9,183)

Total Financial Derivative Instruments	$0	$(1,776)	$0	$(1,776)

Totals	$49,574	$2,722,120	$336,383	$3,108,077

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)

Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2021 (Unaudited)

Loan Participations and Assignments	$57,628	$47,805	$(8,163)	$183	$96	$(214)	$34,947	$(6)	$132,276	$23
Corporate Bonds & Notes
Banking & Finance	13,023	0	0	0	0	164	0	0	13,187	164
Industrials	2	0	(680)	1	0	(1)	28,162	0	27,484	(1)
Utilities	0	0	0	0	0	0	0	0	0	0
Convertible Bonds & Notes
Banking & Finance	1,211	0	0	0	0	(58)	0	0	1,153	(58)
Non-Agency Mortgage-Backed Securities	14,836	3,900	(624)	1	47	(270)	1,459	0	19,349	(231)
Asset-Backed Securities	63,838	0	(1,816)	88	137	(1,274)	0	(1,266)	59,707	(941)
Common Stocks
Communication Services	6,573	0	0	0	0	(466)	0	0	6,107	(466)
Industrials	20,120	0	0	0	0	(567)	0	0	19,553	(566)
Materials(2)	17,111	0	0	0	0	(73)	0	0	17,038	(73)
Utilities	5,431	0	0	0	0	0	0	0	5,431	0
Warrants
Information Technology	18,870	0	0	0	0	1,423	0	0	20,293	1,422
Preferred Securities
Industrials	2,861	0	0	0	0	(139)	0	0	2,722	(138)
Utilities	12,174	0	(47)	0	0	(44)	0	0	12,083	(91)

Totals	$233,678	$51,705	$(11,330)	$273	$280	$(1,519)	$64,568	$(1,272)	$336,383	$(956)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$26,812	Discounted Cash Flow	Discount Rate	%	4.100-7.834	4.768
22,904	Proxy Pricing	Base Price	99.000-99.250	99.048
17,407	Reference Instrument	Yield	5.428-6.081	5.662
65,153	Third Party Vendor	Broker Quote	60.000-101.000	99.659
Corporate Bonds & Notes
Banking & Finance	13,187	Discounted Cash Flow	Discount Rate	4.630	—
Industrials	27,482	Indicative Market Quotation	Broker Quote	BRL	53.600	—
2	Proxy Pricing	Base Price	%	0.078	—
Convertible Bonds & Notes
Banking & Finance	1,153	Other Valuation Techniques(3)	—	—	-—
Non-Agency Mortgage-Backed Securities	13,994	Discounted Cash Flow	Discount Rate	4.100	—
5,355	Proxy Pricing	Base Price	98.458-100.000	99.580
Asset-Backed Securities	8,052	Discounted Cash Flow	Discount Rate	4.800	—
51,655	Proxy Pricing	Base Price	2.531-101,510.000	31,194.238
Common Stocks
Communication Services	6,107	Reference Instrument	Liquidity Discount	10.000	—
Industrials	19,553	Discounted Cash Flow	Discount Rate	14.000	—
Materials	17,038	Comparable Companies	EBITDA Multiple	x	8.850	—
Utilities	5,431	Indicative Market Quotation	Broker Quote	$41.500	—
Warrants
Information Technology	20,293	Comparable Companies	EBITDA Multiple	x	4.400	—
Preferred Securities
Industrials	2,722	Comparable Companies/Discounted Cash Flow	Book Value/Discount Rate	x/%	0.200/20.240	—
Utilities	12,083	Current Value Model	Purchase Price	$27.048	—

Total	$336,383

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Financials to Materials since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 12, 2013. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 0.3% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BNY	Bank of New York Mellon	FOB	Credit Suisse Securities (USA) LLC	RCE	Royal Bank of Canada Europe Limited
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A	TOR	The Toronto-Dominion Bank
CIW	CIBC World Markets Corp.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	PEN	Peruvian New Sol
BRL	Brazilian Real	EUR	Euro	PLN	Polish Zloty
CAD	Canadian Dollar	GBP	British Pound	RUB	Russian Ruble
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee	ZAR	South African Rand
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
CBO	Collateralized Bond Obligation	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap